FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Linkage of Monetary Items) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 4,255	$ 10,587	$ 12,990	$ 16,831
Total assets	63,925	76,384
Current liabilities:
Current maturities of long-term loans	3,145	1,542
Accounts payable and accruals:
Trade	10,869	6,966
Other	88	84
Non-current liabilities
Long-term loans, net of current maturities	6,628	8,626
Total liabilities	50,702	25,543
Dollar [Member]
Current assets:
Cash and cash equivalents	2,768	5,685
Short term bank deposits	35,981	40,495
Other receivables	480	0
Total assets	39,229	46,180
Current liabilities:
Current maturities of long-term loans	3,145	1,542
Accounts payable and accruals:
Trade	6,663	4,359
Other	1,500	487
Non-current liabilities
Long-term loans, net of current maturities	6,628	8,626
Total liabilities	17,936	15,014
Net asset value	21,293	31,166
NIS [Member]
Current assets:
Cash and cash equivalents	1,457	4,573
Short term bank deposits	2,758	0
Other receivables	350	721
Total assets	4,565	5,294
Current liabilities:
Current maturities of long-term loans	0	0
Accounts payable and accruals:
Trade	2,670	416
Other	1,853	1,257
Non-current liabilities
Long-term loans, net of current maturities	0	0
Total liabilities	4,523	1,673
Net asset value	42	3,621
Other currencies [Member]
Current assets:
Cash and cash equivalents	30	329
Short term bank deposits	0	0
Other receivables	0	0
Total assets	30	329
Current liabilities:
Current maturities of long-term loans	0	0
Accounts payable and accruals:
Trade	1,536	2,191
Other	0	0
Non-current liabilities
Long-term loans, net of current maturities	0	0
Total liabilities	1,536	2,191
Net asset value	$ (1,506)	$ (1,862)